ACQUISITIONS AND DIVESTITURES ACQUISITION AND DIVESTITURES (Details) - Massawa [Member] - USD ($) $ in Thousands		3 Months Ended
	Mar. 04, 2020	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Proportion of Ownership Interest Sold	90.00%
Consideration paid (received)	$ 440,000
Proportion of consideration	92.50%
Loan issued for part financing	$ 25,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		$ 54,000
Contingent Payment [Member]
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	46,250
Contingent Payment [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	28,000
Cash and equivalents
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 256,000
Teranga Gold Corporation [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	19,164,403
Fair value of shares	$ 104,000
Debt instruments issued	$ 225,000